Expense Example - Protective Life Dynamic Allocation Series - Growth Portfolio - Protective Life Dynamic Allocation Series - Growth Portfolio	May 01, 2021 USD ($)
Expense Example:
Expense Example, By Year, Column [Text]	Protective Life Dynamic Allocation Series – Growth Portfolio
Expense Example, with Redemption, 1 Year	$ 119
Expense Example, with Redemption, 3 Years	372
Expense Example, with Redemption, 5 Years	644
Expense Example, with Redemption, 10 Years	$ 1,420